Construction in Process (Details) - Schedule of construction in process - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Schedule of construction in process [Abstract]
Factory	$ 178,569	$ 175,614
Retail outlet	180,000	180,000
Construction in process, total	$ 358,569	$ 355,614